Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Total Stock-based Compensation Expense

Total stock-based compensation expense for the years ended December 31, 2015 and 2014 was comprised of the following (in thousands):

	Years Ended
	December 31,
	2015	2014
Cost of sales	$26	$52
Research and development	146	287
Selling and marketing	34	45
General and administrative	391	1,034
	$597	$1,418

Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2015 and 2014:

	Year Ended	Year Ended
	December 31,	December 31,
	2015	2014
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.56%	1.90%
Expected stock price volatility	94.05%	100.75%
Expected dividend payout	0%	0%
Expected option life based on management's estimate	5.28 yrs	6.08 yrs

Summary of Changes in Options Outstanding and Related Exercise Prices

Options Outstanding				Options Exercisable and Vested
		Weighted Average			Weighted Average
		Remaining			Remaining
	Number	Contractual Life	Weighted Average	Number	Contractual Life	Weighted Average
Exercise Prices	Outstanding	(Years)	Exercise Price	Exercisable	(Years)	Exercise Price
$2.75-$3.85	65,000	9.71	$2.75	40,625	9.71	$2.75
$3.86-$36.75	45,934	8.61	$18.26	13,377	8.22	$21.81
$36.76-$90.75	41,505	4.61	$67.82	38,317	4.42	$69.65
$90.76-$136.50	46,095	3.90	$93.60	46,095	3.90	$93.60
$136.51-$480.00	53,105	3.97	$249.17	53,105	3.97	$249.17
	251,639	6.39	$84.96	191,519	5.55	$107.66

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of		Weighted
	Options Issued	Weighted	Average	Aggregate
	Under	Average Exercise	Remaining	Intrinsic
	2006 Plan and	Price Per	Contractual	Value
	2010 Plan	Share	Term	(in thousands)
Outstanding at December 31, 2013	106,970	$168.00
Granted	42,160	$21.00
Exercised	—	$—
Canceled or expired	(6,886)	$79.50
Outstanding at December 31, 2014	142,244	$128.47
Granted	76,271	$3.66
Exercised	—	$—
Canceled or expired	(17,606)	$105.46
Outstanding at December 31, 2015	200,909	$83.10	7.03 years	$35,750
Vested and expected to vest at December 31, 2015	195,549	$84.98	6.97 years	$35,181
Exercisable at December 31, 2015	140,789	$113.19	6.16 years	$22,344

Weighted
	Number of	Weighted	Average	Aggregate
	Options Issued	Average Exercise	Remaining	Intrinsic
	Outside	Price Per	Contractual	Value
	the Plan	Share	Term	(in thousands)
Outstanding at December 31, 2013	50,730	$92.31
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—
Outstanding at December 31, 2014	50,730	$92.31
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—
Outstanding, vested and exercisable at December 31, 2015	50,730	$92.31	3.86 years	$—

Summary of Changes in Restricted Stock Award Activity

The following table summarizes the changes in restricted stock award activity and related weighted average exercise prices for the Company’s awards issued during the years ended December 31, 2015 and 2014:

	Restricted
	Stock Issued
	from the	Weighted
	2006 Plan and	Average Grant Date
	2010 Plan	Fair Value
Unvested at December 31, 2013	968	$34.50
Granted	7,309	$25.50
Vested	(7,309)	$27.00
Forfeited	—	$—
Unvested at December 31, 2014	968	$24.00
Granted	19,547	$4.95
Vested	(20,515)	$5.81
Forfeited	—	$—
Unvested at December 31, 2015	—	$—

Summary of Outstanding Warrants Related to Warrant Transactions

Share data related to warrant transactions for the years ended December 31, 2015 and 2014 were as follows:

	Common Stock	Units	Common Stock				Common Stock				Price per Warrant
	July 2013 Financing		October 2014 Financing									Weighted
		Placement				Placement	Skin Care	Jan 2013	Mar 2013	Total		Average
	Series A	Agent	Series A	Series B	Series C	Agent	Marketing	Financing	Financing	Warrants	Range	Exercise Price
Outstanding, December 31, 2013	243,699	4,445	—	—	—	—	1,334	33,750	16,667	299,895	$22.50-300.00	$24.83
2014
Issued			258,519	258,519	258,519	62,045				837,602	$8.64	$8.64
Exchanged	(243,699)	(4,445)								(248,144)	$22.5	$22.50
Exercised				(39,295)						(39,295)	$8.64	$8.64
Forfeited/Cancelled										-	$—	$—
Outstanding, December 31, 2014	—	—	258,519	219,224	258,519	62,045	1,334	33,750	16,667	850,058	$8.64-300.00	$10.31
2015
Issued										—	$—	$—
Exercised			(246,108)	(12,409)	(258,518)					(517,035)	$1.79- 6.72	$2.40
Forfeited/Cancelled				(206,815)						(206,815)	11.25	11.25
Rounding due to July 29, 2015 reverse stock split			(3)		(1)	2				(2)	$—	$—
Outstanding, December 31, 2015	—	—	12,408	—	—	62,047	1,334	33,750	16,667	126,206	$1.79-300.00	$15.82